Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Current liabilities
Trade payables	₩ 1,236,489		₩ 1,399,287
Other payables	5,771,026		6,026,801
Total	7,007,515	₩ 7,426,385	7,426,088	₩ 7,141,725
Non-current liabilities
Trade payables	3,207		4,787
Other payables	1,510,657		996,582
Total	₩ 1,513,864		₩ 1,001,369	₩ 1,188,311